Related Parties Disclosure	6 Months Ended
Jun. 30, 2026
Related Parties Disclosure [Abstract]
Related parties disclosure

Note 40. Related parties disclosure

Subsidiaries

The condensed consolidated financial statements of the Group include the entities listed in the following table:

Group Company Name	Country of incorporation	Year of incorporation	Share Capital	% ownership as of June 30, 2026	% ownership as of December 31, 2025	Nature of business
WISeKey SA	Switzerland	1999	CHF 933,436	95.75%	95.75%	Main operating company. Sales and R&D services
SEALSQ France SAS*	France	2010	EUR 1,473,162	5.85%	6.78%	Chip manufacturing, sales & distribution
WiseTrust SA	Switzerland	1999	CHF 680,000	100%	100%	Non-operating investment company
ISeKey ELA SL	Spain	2006	EUR 4,000,000	95.75%	95.75%	Sales & support
WISeKey SAARC Ltd	U.K.	2016	GBP 100,000	51%	51%	Non trading
WISeKey USA Inc[1]	U.S.A.	2006	USD 6,500	95.75%	95.75%	Sales & support
WISeKey India Private Ltd[2]	India	2016	INR 1,000,000	45.9%	45.9%	Sales & support
SEALSQ Japan KK3*	Japan	2017	JPY 1,000,000	5.85%	6.78%	Sales & distribution
SEALSQ France, Taiwan Branch4*	Taiwan	2017	TWD 100,000	5.85%	6.78%	Sales & distribution branch
WISeCoin AG	Switzerland	2018	CHF 100,000	90%	90%	Sales & distribution
WISeKey Equities AG	Switzerland	2018	CHF 100,000	100%	100%	Financing, Sales & distribution
WISeKey Semiconductors GmbH	Germany	2019	EUR 25,000	100%	100%	Sales & distribution
WISeKey Arabia - Information Technology Ltd	Saudi Arabia	2019	SAR 200,000	51%	51%	Sales & distribution
WISe.ART AG	Switzerland	2020	CHF 114,286	87.5%	87.5%	Sales & distribution
WISeKey Vietnam Ltd	Vietnam	2021	VND 689,400,000	95.75%	95.75%	R&D
SEALSQ Corp*	British Virgin Islands	2022	USD 229,453	5.85%	6.78%	Sales & support
WISeKey (Gibraltar) Limited	Gibraltar	2022	GBP 100	100%	100%	Sales & support
WISeSat.Space AG	Switzerland	2023	CHF 100,000	92.47%	92.47%	Sales & distribution
SEALSQ USA Ltd*	U.S.A.	2024	USD -	5.85%	6.78%	Sales & support
SEALCOIN AG	Switzerland	2024	CHF 133,333	75%	75%	Sales & distribution
WISeKey International Corp.	British Virgin Islands	2025	USD -	100%	100%	Non trading
WISeSat.Space Corp.	British Virgin Islands	2025	USD -	92.47%	92.47%	Non trading
WISeSat.Space Iberica, S.L.	Spain	2025	EUR 3,000	92.47%	-	Non trading
IC’Alps SAS*	France	2025	EUR 1,100,000	5.85%	6.78%	Custom ASIC design services
Miraex SA	Switzerland	2019	CHF 904,536	100%	-	Photonic integrated circuit (PIC) platform
Wecan Group SA	Switzerland	2017	CHF 304,911	3.25%	2.16%	Blockchain solutions for data quality and compliance in the financial sector
QAIT Corp. (subsequently renamed Quantisimo Corp.)	British Virgin Islands	2025	USD -	100%	100%	Non trading
QAIT Association[5]	Switzerland	2026	CHF -	-	-	SEALCOIN ecosystem and token-related activities
Trust Protocol Association	Switzerland	2019	CHF -	100%	100%	Association cofounded by WISeKey Equities AG involved in Internet security

[1]	50% owned by WISeKey SA and 50% owned by WiseTrust SA
[2]	88% owned by WISeKey SAARC which is controlled by WISeKey International Holding Ltd
[3]	Formerly WISeKey IoT Japan KK
[4]	Formerly WISeKey IoT Taiwan [5] The QAIT Association is a separate Swiss legal entity in which the Group has no ownership interest or share capital. The Group consolidates the Association under ASC 810 from March 2, 2026; accordingly, no ownership percentage is presented.
*	The WISeKey Group holds over 50% of the voting rights of SEALSQ Corp and management has assessed that the Group controls SEALSQ Corp. As a result, SEALSQ Corp and its subsidiaries have been consolidated into the WISeKey Group’s condensed consolidated financial statements.

Unconsolidated affiliates

As per the table below, as of June 30, 2026, the Group holds one equity investment in unconsolidated affiliates over which it exercises significant influence, but which are not consolidated because the Group does not control the entities. As detailed in Note 22, these investments are accounted for under the equity method of accounting in accordance with ASC 323.

Company Name	% ownership as of June 30, 2026	% ownership as of December 31, 2025	Nature of relationship
Quantix Edge Security, S.L.	25.50%	25.50%	Equity method investment

Related party transactions and balances

The following table presents the related parties incorporated within the Group’s consolidated financial statements.

		Receivables as of		Payables as of		Unaudited Net expenses to		Unaudited Net income from
Related Parties		June 30, 2026	December 31,	June 30, 2026	December 31,	in the 6 months ended June 30,		in the 6 months ended June 30,
(in USD’000)		(unaudited)	2025	(unaudited)	2025	2026	2025	2026	2025
1	Carlos Moreira	-	-	-	614	-	-	-	-
2	John O’Hara	-	-	5	4	-	-	-	-
3	María Pía Aqueveque Jabbaz	-	-	-	-	52	59	-	-
4	Philippe Doubre	-	7	-	-	51	71	-	-
5	David Fergusson	-	-	-	26	37	199	-	-
6	Jean-Philippe Ladisa	-	-	-	-	41	72	-	-
7	Philippe Monnier	-	-	-	-	52	72	-	-
8	Antoine Kohler	-	-	5	-	5	-	-	-
9	Peter Ward	-	-	1,430	1,589	-	1,543	-	-
10	Ruma Bose	-	-	-	-	37	125	-	-
11	Cristina Dolan	-	-	-	-	37	136	-	-
12	Eric Pellaton	-	-	-	-	37	124	-	-
13	Hossein Rahnama	-	-	-	-	-	12	-	-
14	Danil Kerimi	-	-	-	-	-	27	-	-
15	Rolf Gobet	-	-	-	-	-	27	-	-
16	OISTE	196	143	286	183	231	172	71	82
17	Terra Ventures Inc	-	-	32	33	-	28	-	-
18	GSP Holdings Ltd	-	-	16	17	-	-	-	-
19	SAI LLC (SBT Ventures)	-	-	33	34	-	-	-	-
20	WeCanGroup SA	-	-	-	-	-	-	63	-
21	Quantix Edge Security	753	-	-	-	-	-	753	-
22	Quobly	1,164	-	-	-	-	-	-	-
23	Related parties of Carlos Moreira	-	-	139	-	476	301	-	-
	Total	2,113	150	1,946	2,500	1,056	2,968	887	82

1.	Carlos Moreira is the Chairman of the Board of Directors and CEO of WISeKey. Mr. Moreira is also the Chairman of the Board of Directors and the CEO of SEALSQ Corp.

2.	John O’Hara is the CFO of WISeKey. Mr. O’Hara is also a member of the Board of Directors and the CFO of SEALSQ Corp. A short-term payable amount to John O’Hara in an amount of USD 4,680 disclosed in the balance sheet as part of accounts payable to Board Members (see Note 25) was outstanding as of June 30, 2026, in relation to a tax refund.

3.	María Pía Aqueveque Jabbaz is a Board member of the Group. The expenses recorded in the income statement in the six months ended, and the payable balance as of, June 30, 2026, relate to her Board fee.

4.	Philippe Doubre is a Board member of the Group, member of the Group’s nomination & compensation committee, and a former advisor to the Group. The expenses recorded in the income statement in the six months ended, and the payable balance as of, June 30, 2026, relate to his Board fee.

5.	David Fergusson is a Board member of the Group, chairman of the Group’s nomination & compensation committee and member of the Group’s audit committee. Mr. Fergusson is also a member of the Board of Directors of SEALSQ Corp, chairman of the SEALSQ Corp’s nomination & compensation committee and member of the audit committee of SEALSQ Corp. The expenses recorded in the income statement in the six months ended, and the payable balance as of, June 30, 2025, relate to his Board fees.

6.	Jean-Philippe Ladisa is a Board member of the Group, chairman of the Group’s audit committee and member of the Group’s nomination & compensation committee. The expenses recorded in the income statement in the six months ended, June 30, 2026 relate to his Board fee.

7.	Philippe Monnier is a Board member of the Group. The expenses recorded in the income statement in the six months ended, and the payable balance as of, June 30, 2026 relate to his Board fee.

8.	Antoine Kohler is a member of the board of directors of Wecan Group SA, subsidiary of the SEALSQ Group. The expenses recorded in the income statement in the six months ended, and the payable balance as of June 30, 2026, relate to his Board fee.

9.	Peter Ward is a member of the Board and former CFO of WISeKey. Mr. Ward is also a member of the Board of Directors of SEALSQ Corp and SEALSQ Corp’s former CFO. A payable balance of USD 1,429,541 is owed to Mr. Ward as of June 30, 2026 in relation to accumulated unused vacation allowance while he was employed by the Group as CFO; it is disclosed in the balance sheet as part of accounts payable to Board members for its current portion of USD 259,023 (see Note 25) and as indebtedness to related parties, noncurrent for its noncurrent portion of USD 1,170,519 (see Note 28).

10.	Ruma Bose is a member of the Board of Directors of SEALSQ Corp. The expenses recorded in the income statement in the six months ended, and the payable balance as of, June 30, 2026 relate to her Board fee.

11.	Cristina Dolan is a member of the Board of Directors of SEALSQ Corp and the Chairwoman of the audit committee of SEALSQ Corp. Ms. Dolan is also a former Board member of the Group, a former member of the Group’s audit committee and a former member of the Group’s nomination & compensation committee. The expenses recorded in the income statement in the six months ended, June 30, 2026 relate to her Board fee.

12.	Eric Pellaton is a member of the Board of Directors of SEALSQ Corp, member of the SEALSQ Corp’s nomination & compensation committee and member of the audit committee of SEALSQ Corp. Mr. Pellaton is also a former Board member of the Group and a former member of the Group’s nomination & compensation committee. The expenses recorded in the income statement in the six months ended, June 30, 2026 relate to his Board fee.

13.	Hossein Rahnama is a member of the Board of Directors of SEALSQ Corp.

14.	Danil Kerimi is a former member of the Board of Directors of SEALSQ Corp.

15.	Rolf Gobet is a member of the Group’s advisory committee.

16.	The Organisation Internationale pour la Sécurité des Transactions Electroniques (“OISTE”) is a Swiss non-profit making foundation that owns a cryptographic rootkey. In 2001 WISeKey SA entered into a contract with OISTE to operate and maintain the global trust infrastructures of OISTE. In line with the contract, WISeKey pays a regular fee to OISTE for the use of its cryptographic rootkey. Two members of the Board of Directors of WISeKey are also members of the Counsel of the Foundation which gives rise to the related party situation.

OISTE is also the minority shareholder in WISeCoin AG with a 10% ownership.

The receivable from OISTE as of June 30, 2026 and income recorded in the income statement in the six months ended June 30, 2026 relate to the facilities and personnel hosted by WISeKey SA and WISeKey International Holding Ltd on behalf of OISTE. In the six months ended June 30, 2026, the Group invoiced OISTE a total of CHF 56,205 (USD 71,499). The payable to OISTE as of June 30, 2026 and expenses relating to OISTE recognized in the six months ended June 30, 2026 are made up of license and royalty fees for the six months ended June 30, 2026 under the contract agreement with WISeKey SA.

17.	Terra Ventures Inc has a 49% shareholding in WISeKey SAARC Ltd. Terra Ventures granted a GBP 24,507 loan to WISeKey SAARC Ltd on January 24, 2017. The loan is non-interest bearing and has no set repayment date.

18.	GSP Holdings Ltd is a former shareholder in WISeKey SAARC Ltd. GSP Holdings Ltd granted a GBP 12,500 loan to WISeKey SAARC Ltd on February 2, 2017. The loan is non-interest bearing and has no set repayment date.

19.	SAI LLC, doing business as SBT Ventures, is a former shareholder in WISeKey SAARC Ltd. SAI LLC granted a GBP 25,000 loan to WISeKey SAARC Ltd on January 25, 2017. The loan is non-interest bearing and has no set repayment date.

20.	Wecan Group SA became a consolidated subsidiary of the Group on June 1, 2026. The income recognized during the five months ended May 31, 2026 relates to services provided to SEALSQ under the token services agreement dated June 28, 2025, which was satisfied on May 31, 2026.

21.	Quantix Edge Security S.L. is an equity method investee of the Group. The income recognized during the six months ended June 30, 2026, and the receivable balance as of June 30, 2026, relate to services provided by SEALSQ to Quantix under a statement of work.

22.	Quobly is an unconsolidated related party affiliate of the Group. The receivable balance as of June 30, 2026, relates to a EUR 1.0 million contractual prepayment due under the Joint Cooperation Agreement for future services. The corresponding credit amount was recorded as a contract liability and will be recognized as revenue as the related services are provided under applicable statements of work (see Note 23).

23.	Three immediate family members of Carlos Moreira were employed by WISeKey SA in the six months ended June 30, 2026. In line with ASC 850-10-50-5, transactions involving related parties cannot be presumed to be carried out on an arm’s length basis. The aggregate employment remuneration of these three immediate family members amounted to CHF 112,582 (USD 139,051) recorded in the income statement in the six months ended June 30, 2026.

Entities related through common control

In 2025, WISeSat.Space Holdings Corp., a British Virgin Islands company, and its wholly owned subsidiary, WISeSat Merger Sub Corp., a Cayman Islands company, were established in connection with the proposed business combination involving WISeSat. These entities are ultimately owned and controlled by Carlos Moreira, the Group’s Chief Executive Officer, and are therefore related parties of the Group under ASC 850.

The Group does not hold an ownership interest in either entity, and no transactions between the Group and these entities were recognized during the six months ended June 30, 2026.